Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	120,000,000	120,000,000	120,000,000
Common stock, shares issued (in shares)	13,697,419	13,697,419	10,711,088
Common stock, shares outstanding (in shares)	13,697,395	13,697,395	10,711,063
Treasury stock, shares (in shares)	24	25	25